Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	0.34%
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	0.34%
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	$ 6,775,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	5,508,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	741,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	476,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	28,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	15,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	34,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	34,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	38,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 13	(7,612,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 14	(6,037,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 15	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 16	$ 0